SEGMENTED INFORMATION (Details 1) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Total Long Lived Assets	$ 20,518		$ 9,790
North America [Member]
Total Long Lived Assets			9,790
Asia [Member]
Total Long Lived Assets	$ 20,518